July 1, 2010

VIA EDGAR

Division of Corporation Finance

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Motorola SpinCo Holdings Corporation
Form 10 Registration Statement

If the Staff has any questions or comments concerning this filing, please feel free to contact me at (847) 576-7646.

Sincerely,

/s/ Carol H. Forsyte

Carol H. Forsyte

Corporate Vice President, Law Department

Motorola, Inc.

1303 E. Algonquin Road, Schaumburg, Illinois 60196 / phone (847) 576-7646 / fax (847) 576-3628